Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Rentals	$ 70,479		$ 66,279		$ 140,647		$ 132,483		$ 268,696		$ 257,752		$ 257,201
Interest income on loans receivable	1,128		1,576		2,240		3,012		5,696		6,772		9,572
Interest income and other	1,242		102		1,322		540		852		786		14,473
Total revenues	72,849		67,957		144,209		136,035		275,244		265,310	[1],[2]	281,246
Expenses:
General and administrative	9,154		7,030		16,125		12,727		36,263		27,713		19,583
Litigation											151		22,282
Merger related costs	5,020				11,558
Property costs	522		1,055		1,465		2,234		5,176		4,693		2,631
Real estate acquisition costs	129		709		218		1,259		1,054		553
Interest	39,552		42,024	[1]	75,990		80,962		156,220	[1],[2]	169,343	[1],[2]	172,500
Depreciation and amortization	29,894		26,258	[1]	57,031		52,492		105,776	[1],[2]	103,970	[1],[2]	104,201
Impairments	1,601		(180)		1,601		7,955		8,918		5,646		20,290
Total expenses	85,872		76,896		163,988		157,629		313,407		312,069		341,487
Loss from continuing operations before other income (expense) and income tax expense (benefit)									(38,163)		(46,759)		(60,241)
Other income (expense):
Loss on debt extinguishment	1,028				1,028				(32,522)	[1],[2]
Gain on debt repurchases													9,455
Loss on sale of loans receivable													(12,565)
Total other income (expense)									(32,522)				(3,110)
Loss from continuing operations before income tax expense (benefit)	(13,023)		(8,939)		(19,779)		(21,594)		(70,685)		(46,759)		(63,351)
Income tax expense (benefit)	68		255		142		319		504		(60)		239
(Loss) income from continuing operations	(13,091)		(9,194)	[1]	(19,921)		(21,913)		(71,189)	[1],[2]	(46,699)	[1],[2]	(63,590)
Discontinued operations:
Income (loss) from discontinued operations	1,613		493		(69)		(640)		(1,695)		(14,428)		(22,556)
Net (loss) gain on dispositions of assets	(191)	[3]	(81)	[3]	(11)	[3]	1,369	[3]	(3,349)	[4]	(2,736)	[4]	(391)	[4]
Income (loss) from discontinued operations	1,422		412	[1]	(80)		729		(5,044)	[1],[2]	(17,164)	[1],[2]	(22,947)
Net loss	(11,669)		(8,782)	[1]	(20,001)		(21,184)		(76,233)	[1],[2]	(63,863)	[1],[2]	(86,537)
Less: distributions to preferred stockholders			(8)				(8)		(63)		(16)		(15)
Net loss attributable to common stockholders	$ (11,669)		$ (8,790)		$ (20,001)		$ (21,192)		$ (76,296)		$ (63,879)		$ (86,552)
Net (loss) income per share of common stock-basic and diluted:
Continuing operations	$ (0.16)		$ (0.36)		$ (0.24)		$ (0.85)		$ (1.73)		$ (1.81)		$ (2.46)
Discontinued operations	$ 0.02		$ 0.02		$ 0.00		$ 0.03		$ (0.12)		$ (0.66)		$ (0.89)
Net loss	$ (0.14)		$ (0.34)	[1]	$ (0.24)		$ (0.82)		$ (1.85)	[1],[2]	$ (2.47)	[1],[2]	$ (3.35)
Weighted average number of shares of common stock outstanding:
Basic and diluted	83,699,142		25,863,976		83,696,858		25,863,976		41,277,353		25,863,976		25,863,976
Dividends declared per common share issued	$ 0.3125				$ 0.6250

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.
[3]	Number of properties disposed of during period 4 7 10 18
[4]	Number of properties disposed of during period(a) 41 33 5